Stradley, Ronon, Stevens & Young, LLP

1250 Connecticut Avenue, N.W.

Suite 500

Washington, DC 20036

(202) 822-9611

February 19, 2009

VIA EDGAR TRANSMISSION

Filing Desk

U.S. Securities and Exchange Commission

100 F Street, N.E.

Washington, DC 20549

RE: MTB Group of Funds (1940 Act File No.: 811-05514) Form N-14

Reorganizations of MTB Managed Allocation Fund – Aggressive Growth, MTB

Managed Allocation Fund – Moderate Growth and MTB Managed Allocation

Fund – Conservative Growth With and Into MTB Strategic Allocation Fund

Dear Sir or Madam:

Attached for filing, pursuant to the Securities Act of 1933, as amended (the “Securities Act”), is a registration statement on Form N-14 (the “Registration Statement”) of the MTB Group of Funds (the “Registrant”). The Registration Statement is being filed to register Class A and Class B shares of beneficial interest, without par value, of the MTB Strategic Allocation Fund (the “Strategic Allocation Fund”), a series of the Registrant, that will be issued to the shareholders of the MTB Managed Allocation Fund – Aggressive Growth, MTB Managed Allocation Fund – Moderate Growth and MTB Managed Allocation Fund – Conservative Growth (the “Managed Allocation Funds”), each a series of the Registrant, in connection with the separate transfer of substantially all of the assets of each of the Managed Allocation Funds to the Strategic Allocation Fund in exchange for Class A and Class B shares of beneficial interest of the Strategic Allocation Fund, pursuant to Plans of Reorganization that will be voted on by shareholders of each of the Managed Allocation Funds separately at a meeting of shareholders that is currently scheduled to be held on May 27, 2010.

In accordance with Rule 488 under the Securities Act, it is anticipated that the Registration Statement will automatically become effective on March 22, 2010. The Strategic

U.S. Securities and Exchange Commission

February 19, 2010

Allocation Fund has registered an indefinite number of shares pursuant to Rule 24f-2 under the Securities Act. Therefore, no filing fee is due at this time.

If you have any questions or comments regarding this filing, please telephone Cillian M. Lynch at (202) 419-8416 or me at (202) 419-8412.

Very truly yours,

/s/ Alison M. Fuller

Alison M. Fuller

cc:	Cillian M. Lynch

Lisa R. Grosswirth